Derivatives, Gains (Losses) Recognized on Fair Value Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Line Items Presented in the Consolidated Statement of Income and Other Comprehensive Income [Abstract]
Debt securities	$ 11,781	$ 9,253	$ 11,234
Deposits	(2,349)	(388)	(2,804)
Long-term debt	(5,505)	(3,173)	(4,471)
Other	2,238	3,734	3,847
Total recorded in OCI, Derivative gains (losses)	(1,448)	212	198
Fair value hedging [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	87	81	(31)
Fair value hedging [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	0	0	0
Fair value hedging [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	87	81	(31)
Fair value hedging [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	0	0	0
Fair value hedging [Member] | Debt securities [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	183	(183)	(229)
Fair value hedging [Member] | Debt securities [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	143	(253)	(338)
Recognized on derivatives	3,616	1,129	(1,261)
Recognized on hedged items	(3,576)	(1,117)	1,317
Total gains (losses) (pre-tax) on interest rate contracts	183	(241)	(282)
Fair value hedging [Member] | Debt securities [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	57	52
Recognized on derivatives	0	4	(1)
Recognized on hedged items	0	(3)	2
Total gains (losses) (pre-tax) on interest rate contracts	0	58	53
Fair value hedging [Member] | Debt securities [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Deposits [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	70	286	513
Fair value hedging [Member] | Deposits [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	65	289	503
Recognized on derivatives	(345)	(336)	161
Recognized on hedged items	350	333	(151)
Total gains (losses) (pre-tax) on interest rate contracts	70	286	513
Fair value hedging [Member] | Deposits [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Deposits [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Long-term debt [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	(36)	2,005	1,773
Fair value hedging [Member] | Long-term debt [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	313	2,136	1,704
Recognized on derivatives	(18,056)	(6,351)	6,691
Recognized on hedged items	17,919	6,288	(6,543)
Total gains (losses) (pre-tax) on interest rate contracts	176	2,073	1,852
Fair value hedging [Member] | Long-term debt [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	(189)	10	(139)
Recognized on derivatives	(1,120)	(516)	261
Recognized on hedged items	1,097	438	(201)
Total gains (losses) (pre-tax) on interest rate contracts	(212)	(68)	(79)
Fair value hedging [Member] | Long-term debt [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Other noninterest income [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	(2)	(28)	32
Fair value hedging [Member] | Other noninterest income [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Other noninterest income [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0	0
Recognized on derivatives	(1,021)	(99)	1,591
Recognized on hedged items	1,005	82	(1,575)
Total gains (losses) (pre-tax) on interest rate contracts	(16)	(17)	16
Fair value hedging [Member] | Other noninterest income [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	57	113	(11)
Recognized on hedged items	(43)	(124)	27
Total gains (losses) (pre-tax) on interest rate contracts	14	(11)	16
Fair value hedging [Member] | Derivative gains (losses) [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	215	2,080	2,089
Fair value hedging [Member] | Derivative gains (losses) [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	521	2,172	1,869
Recognized on derivatives	(14,785)	(5,558)	5,591
Recognized on hedged items	14,693	5,504	(5,377)
Total gains (losses) (pre-tax) on interest rate contracts	429	2,118	2,083
Fair value hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	(189)	67	(87)
Recognized on derivatives	(2,141)	(611)	1,851
Recognized on hedged items	2,102	517	(1,774)
Total gains (losses) (pre-tax) on interest rate contracts	(228)	(27)	(10)
Fair value hedging [Member] | Derivative gains (losses) [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	57	113	(11)
Recognized on hedged items	(43)	(124)	27
Total gains (losses) (pre-tax) on interest rate contracts	$ 14	$ (11)	$ 16